Goldman Sachs High Yield Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs High Yield Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 546
Expense Example, with Redemption, 3 Years	774
Expense Example, with Redemption, 5 Years	1,019
Expense Example, with Redemption, 10 Years	1,720
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	571
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	2,160
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	947
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	689
Expense Example, with Redemption, 10 Years	1,527
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	1,039
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,614
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	$ 935